OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES
Schedule of other liabilities

Other liabilities	December 31, 2022	December 31, 2021
In millions of COP
Payables	3,629,433	2,491,055
Suppliers(1)	2,333,289	1,435,569
Advances to obligations	1,082,447	799,819
Collection services	1,032,613	716,031
Dividends(2)	769,181	78,304
Deposits delivered as security(3)	655,176	376,447
Bonuses and short-term benefits(4)	640,458	526,273
Security contributions	473,247	340,322
Provisions(5)	417,242	288,017
Salaries and other labor obligations(6)	359,673	352,198
Advances in leasing operations and loans	282,173	169,153
Deferred interests	96,939	77,115
Liabilities from contracts with customers(7)	56,856	55,025
Other	50,484	57,396
Total	11,879,211	7,762,724
(1)	The increase relates mainly to the purchase of assets to be placed under leasing contracts.
(2)	This relates to the last installment pending payment January 2, 2023. See Consolidated Statement of Changes in Equity, distribution of dividends.
(3)	The variation is generated by the valuation of current operations with international counterparties. For more information See Note 5.2. Derivative financial instruments.
(4)	For further information, see Note 19 Employee benefit plans (Bonuses and short-term benefits).
(5)	See Note 21 Provisions and contingent liabilities.
(6)	For more information related to other employee benefits, see Note 19 Employee benefits.
(7)	See Note 25.3. Fees and commissions.